Empower SP Small Cap 600 Index Fund Investment Strategy - Empower SP Small Cap 600 Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of its Benchmark Index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the companies included in the Benchmark Index. The Benchmark Index is designed to measure the performance of 600 small-size companies and represents the small cap segment of the U.S. equities market.The Fund uses the replication method of indexing, meaning the Fund seeks to own the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. The Fund may focus its investments in certain sectors, such as the financial sector, to the extent that the Benchmark Index is concentrated in that sector. The Fund may also invest in derivatives, including but not limited to futures contracts on the Benchmark Index and options on futures contracts.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Keyridge Asset Management Limited (the “Sub-Adviser” or “Keyridge”), formerly known as Irish Life Investment Managers Limited.